Property and Equipment (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended
	Jul. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Jul. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Property and Equipment
Total property, plant, and equipment		$ 4,181,000				$ 3,264,000
Less: accumulated depreciation		(2,609,000)				(1,777,000)
Property and equipment, net		1,572,000				1,487,000
Depreciation expense	$ 56,000	200,000	$ 100,000	$ 700,000	$ 400,000
Consoles
Property and Equipment
Total property, plant, and equipment		2,567,000				1,565,000
Other machinery and equipment
Property and Equipment
Total property, plant, and equipment		709,000				772,000
Leasehold improvements
Property and Equipment
Total property, plant, and equipment		306,000				305,000
Tools and molds
Property and Equipment
Total property, plant, and equipment		257,000				221,000
Computer equipment
Property and Equipment
Total property, plant, and equipment		188,000				193,000
Demo equipment
Property and Equipment
Total property, plant, and equipment		66,000				66,000
Furniture and fixtures
Property and Equipment
Total property, plant, and equipment		49,000				49,000
Construction in process
Property and Equipment
Total property, plant, and equipment						54,000
Vehicles
Property and Equipment
Total property, plant, and equipment		$ 39,000				$ 39,000